Share-based compensation, Outstanding Options, Range of Exercise prices and Expiration Dates (Details)	12 Months Ended
	Dec. 31, 2025 Options SFr / shares	Dec. 31, 2025 Options $ / shares SFr / shares	Dec. 31, 2024 SFr / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 SFr / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2025 Options $ / shares
Outstanding options, exercise price range and expiry dates
Number of share options outstanding in share-based payment arrangement	5,518,564	5,518,564					5,518,564
Weighted average exercise price for options granted (in CHF/USD per share) | (per share)	SFr 2.09	$ 2.4	SFr 3.4	$ 3.99	SFr 1.75	$ 2.08
Weighted average share price | (per share)	2.12	$ 2.57
Minimum | Switzerland, Francs
Outstanding options, exercise price range and expiry dates
Weighted average exercise price of share options outstanding in share-based payment arrangement | SFr / shares	0.15	$ 0.15
Minimum | United States of America, Dollars
Outstanding options, exercise price range and expiry dates
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares							$ 1.84
Maximum | Switzerland, Francs
Outstanding options, exercise price range and expiry dates
Weighted average exercise price of share options outstanding in share-based payment arrangement | SFr / shares	SFr 9.53	$ 9.53
Maximum | United States of America, Dollars
Outstanding options, exercise price range and expiry dates
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares							$ 12.3
CHF 0.15
Outstanding options, exercise price range and expiry dates
Number of share options outstanding in share-based payment arrangement	15,625	15,625					15,625
Weighted average remaining term (years)	4 months 24 days	4 months 24 days
CHF 9.53
Outstanding options, exercise price range and expiry dates
Number of share options outstanding in share-based payment arrangement	109,665	109,665					109,665
Weighted average remaining term (years)	1 year 6 months	1 year 6 months
USD 2.03 to USD 3.00
Outstanding options, exercise price range and expiry dates
Number of share options outstanding in share-based payment arrangement	2,031,586	2,031,586					2,031,586
Weighted average remaining term (years)	7 years 7 months 24 days	7 years 7 months 24 days
USD 3.00 to USD 6.00
Outstanding options, exercise price range and expiry dates
Number of share options outstanding in share-based payment arrangement	1,885,863	1,885,863					1,885,863
Weighted average remaining term (years)	5 years 5 months 4 days	5 years 5 months 4 days
USD 6.00 to USD 9.00
Outstanding options, exercise price range and expiry dates
Number of share options outstanding in share-based payment arrangement	1,356,455	1,356,455					1,356,455
Weighted average remaining term (years)	4 years 6 months 14 days	4 years 6 months 14 days
USD 9.00 to USD 12.30
Outstanding options, exercise price range and expiry dates
Number of share options outstanding in share-based payment arrangement	119,370	119,370					119,370
Weighted average remaining term (years)	2 years 21 days	2 years 21 days